TAXATION (Aggregate Amount and Per Share Effect of Reduction of CIT) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
The aggregate amount of effect	25,853,541		46,723,125
Per share effect - basic	0.27	0.00	0.50
Per share effect - diluted	0.27	0.00	0.46